Equity - Financial Liabilities and Equity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equity and liabilities [abstract]
Financing liabilities	¥ 13,479,863	¥ 11,451,267
Equity	¥ 12,148,072	¥ 12,627,822	¥ 13,005,872	¥ 11,502,291